Right-of-use assets, long-term financial assets and lease liabilities	12 Months Ended
Dec. 31, 2023
Right-of-use assets, long-term financial assets and lease liabilities
Right-of-use assets, long-term financial assets and lease liabilities

5.Right-of-use assets, long-term financial assets and lease liabilities

The Company recognized additions and reassessment of right-of-use of leased assets for buildings or for office equipment totaling CHF 1.2 million and CHF 0.5 million for the years ended December 31, 2023 and 2022, respectively. In 2023, these increases are predominantly associated with a new lease and the reassessment of our existing leased office space.

Regarding lease liabilities, the amortization depends on the rate implicit in the contract or the incremental borrowing rate for the respective lease component. The weighted averages of the incremental borrowing rates as of December 31, 2023 are 3.5% (3.5% for 2022) for buildings, 5.3% (5.3% for 2022) for office equipment and 2.6% (2.6% for 2022) for IT equipment.

The following tables show the movements in the net book values of right-of-use of leased assets for the years ended December 31, 2023 and 2022, respectively:

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2022	2,708	74	26	2,808
Additions and reassessment	1,243	—	—	1,243
Depreciation	(505)	(24)	(14)	(543)
Balance as of December 31, 2023	3,446	50	12	3,508

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2021	2,776	98	40	2,914
Additions and reassessment	460	—	—	460
Depreciation	(528)	(24)	(14)	(566)
Balance as of December 31, 2022	2,708	74	26	2,808

For the years ended December 31, 2023, and 2022, the impact on the Company’s consolidated statements of income/(loss) and consolidated statements of cash flows is detailed in the table below.

	For the Year Ended
	December 31,
In CHF thousands	2023	2022
Statements of income/(loss)
Depreciation of right-of-use assets	543	566
Interest expense on lease liabilities	90	68
Expense for short-term leases and leases of low value	793	750
Total	1,426	1,384

Statements of cash flows
Total cash outflow for leases	1,431	1,388

The following table presents the contractual undiscounted cash flows for lease liabilities as of December 31, 2023 and 2022:

	As of
	December 31,
In CHF thousands	2023	2022
Less than one year	784	638
1-3 years	1,526	1,230
3-5 years	1,505	1,187
Total	3,815	3,055

The Company also has two deposits in escrow accounts totaling CHF 0.4 million for the lease of the Company’s premises as of December 31, 2023 and 2022, respectively.